CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2020
CAPITAL AND RESERVES
CAPITAL AND RESERVES

15.          CAPITAL AND RESERVES

Shareholders’ Equity

The Corporation is authorized to issue an unlimited number of common shares without par value.

The following share transactions took place during the year ended December 31, 2020:

1.

On March 27, 2020, the Corporation completed a public offering and issued 4,662,675 common shares at a price of $1.85 per share for aggregate gross proceeds of $8,625,948. The Corporation incurred share issuance costs of $898,000.

2.

On July 7, 2020, the Corporation completed a public offering and issued 10,994,000 common shares at a price of $2.73 per share for aggregate gross proceeds of $30,013,620. The Corporation incurred share issuance costs of  $1,650,000.

3.	442,327 common shares were issued from treasury on the vesting of restricted share units (“RSUs”).
4.	25,000 common shares were issued from treasury on the vesting of deferred share units ("DSUs").
5.	2,217,499 options were exercised for proceeds of $2,813,000.

In consideration of the August 5, 2020 amendment to the Wheaton silver purchase agreement, the Corporation issued 2,000,000 common share purchase warrants to Wheaton, whereby each warrant entitles Wheaton to purchase one common share of the Corporation at an exercise price of $3.50, expiring August 5, 2025, with a  fair value of $4,806,000. The fair value of the warrants were estimated using the Black-Scholes warrant pricing model, assuming an average risk-free rate of 0.30% per annum, an expected life of warrants of 5 years, an expected volatility of 68% based on historical volatility, an expected forfeiture rate of  0% and no expected dividends. As at December 31, 2020, nil common share purchase warrants have been exercised.

Equity Incentive Plans

At the Corporations annual general meeting held June 6, 2019, the shareholders approved three new equity incentive plans consisting of a stock option plan (the “Option Plan”), a restricted share unit plan (the “RSU Plan”) and a deferred share unit plan (the “DSU Plan”) (collectively the “Equity Incentive Plans”), under which the aggregate number of common shares:

i.On the Option Plan the maximum aggregate number of common shares issuable on the exercise of stock options cannot exceed 10% of the number of common shares issued and outstanding;

ii.On the RSU Plan the maximum aggregate number of common shares to be issued cannot exceed 3% of the number of common shares issued and outstanding; and

iii.On the DSU Plan the maximum aggregate number of common shares to be issued cannot exceed 2,100,000.

As at December 31, 2020, a total of 10,245,934 stock options, 566,340 RSUs and 528,000 DSUs were outstanding under the Equity Incentive Plans and a total of 3,503,282 stock options, 3,558,422 RSUs and 1,572,000 DSUs remain available for future granting.

Incentive Stock Options

Generally stock options under the New Option Plan have a maximum term of five years, vest one-third upon grant and one third on each of the first and second anniversary dates of the grant date. The exercise price may not be less than the immediately preceding five day volume weighted average price of the Corporation’s common shares traded through the facilities of the exchange on which the Corporation’s common shares are listed.

The changes in incentive share options outstanding are summarized as follows:

	Weighted	Number of
	average	shares issued
	exercise	or issuable on
	price	exercise	Amount

Balance - December 31, 2019	$1.81	10,465,233	$8,151

Stock options granted	$3.07	2,003,200	—
Share-based compensation expense	—	—	3,361
Options exercised	$1.28	(2,217,499)	(1,440)
Options forfeited or expired	$0.60	(5,000)	(1)

Balance - December 31, 2020	$2.17	10,245,934	$10,071

Balance - December 31, 2018	$1.66	7,738,833	$5,469

Stock options granted	$1.93	4,053,900	—
Share-based compensation expense	—	—	3,507
Options exercised	$0.90	(852,500)	(383)
Options forfeited or expired	$1.94	(475,000)	(442)

Balance - December 31, 2019	$1.81	10,465,233	$8,151

During the year ended December 31, 2020, the fair value of options at the date of grant was estimated using the Black-Scholes option pricing model, assuming an average risk-free rate of 0.32% to 0.41% (2019 – 1.65% to 1.86%) per annum, an expected life of options of 4 years (2019– 4 years), an expected volatility of 66% to 68% based on historical volatility (2019 – 71%), an expected forfeiture rate of 0.50% (2019 – 2%) and no expected dividends (2019 – nil).

Incentive share options outstanding and exercisable at December 31, 2020 are summarized as follows:

	Options Outstanding			Options Exercisable
	Number of			Number of
	Shares	Average	Average	Shares	Average
	Issuable on	Remaining	Exercise	Issuable on	Exercise
Exercise Price	Exercise	Life (Years)	Price	Exercise	Price

$0.84	520,000	0.12	$0.84	520,000	$0.84
$1.27	1,488,750	3.01	$1.27	1,488,750	$1.27
$1.27	325,000	1.01	$1.27	—	$1.27
$1.73	400,000	0.44	$1.73	400,000	$1.73
$1.75	40,000	1.63	$1.75	40,000	$1.75
$1.76	50,000	3.24	$1.76	50,000	$1.76
$1.78	150,000	0.49	$1.78	150,000	$1.78
$1.93	60,000	2.36	$1.93	60,000	$1.93
$2.07	1,512,000	2.08	$2.07	1,512,000	$2.07
$2.07	587,000	3.08	$2.07	—	$2.07
$2.12	194,500	4.29	$2.12	64,833	$2.12
$2.32	1,209,000	1.09	$2.32	1,209,000	$2.32
$2.61	1,959,984	3.96	$2.61	1,306,656	$2.61
$3.19	1,699,700	4.96	$3.19	566,567	$3.19
$3.86	50,000	4.69	$3.86	16,667	$3.86

	10,245,934	2.77	$2.17	7,384,473	$2.02

The weighted average share price at the date of exercise for options exercised during the year ended December 31, 2020 was $3.38 (2019 – $2.51).

During the year ended December 31, 2020, the Corporation recorded total share-based compensation expense of  $2,490,000 (2019 – $2,776,000), which related to incentive share options, of which $430,000 (2019 – $395,000) was recorded to mineral properties and $2,060,000 (2019 – $2,381,000) has been charged to income.

Restricted Share Units

Generally RSUs vest one-third upon issuance and one third on each of the first and second anniversary dates of the issuance date.

The changes in RSUs outstanding are summarized as follows:

	Number of
	shares issued
	or issuable
	on vesting	Amount

Balance - December 31, 2019	663,670	$494

RSUs granted	345,000	—
Share-based compensation expense recognized	—	810
RSUs vested	(442,330)	(910)

Balance - December 31, 2020	566,340	$394

Balance - December 31, 2018	273,989	$371

RSUs granted	860,000	—
Share-based compensation expense recognized	—	963
RSUs vested	(470,319)	(840)

Balance - December 31, 2019	663,670	$494

During the year ended December 31, 2020 the Corporation granted a total of 345,000 RSUs (2019 – 860,000) with a total grant-date fair value determined to be $1,100,000 (2019 - $1,407,000). Included in general and administrative expenses for the year ended December 31, 2020 is share-based compensation expense of $810,000 (2019 – $963,000) related to RSU awards.

The weighted average share price at the date of vesting for RSUs during the year ended December 31, 2020 was $3.00 (2019 - $1.63).

Deferred Share Units

Only directors of the Corporation are eligible for DSUs and each DSU vests immediately and is redeemed upon a director ceasing to be a director of the Corporation.

The changes in DSUs outstanding are summarized as follows:

	Number of
	shares issued
	or issuable
	on vesting	Amount

Balance - December 31, 2019	—	$—

DSUs granted	273,000	—
Share-based compensation expense recognized	—	870
DSUs vested	(273,000)	(870)

Balance - December 31, 2020	—	$—

During the year ended December 31, 2020 the Corporation granted a total of 273,000 DSUs (2019 – 280,000) with a total grant-date fair value determined to be $870,000 (2019 - $731,000).  Included in general and administrative expenses for the year ended December 31, 2020 is share-based compensation expense of $870,000 (2019 - $731,000) related to DSU awards.